Land-Use Rights, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Land-Use Rights, Net [Abstract]
Amortization expenses	$ 23,345	$ 23,467
Cost of sales amortization	4,711	4,748
General and administrative expenses	$ 18,634	$ 18,719